Schedule of Investments (unaudited)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Government Obligations

Brazil — 4.3%
Brazil Letras do Tesouro Nacional
0.00%, 07/01/22(a)	BRL	11,000	$1,979,774
0.00%, 07/01/23(a)	BRL	16,000	2,637,162
0.00%, 01/01/24(a)	BRL	33,697	5,305,341
0.00%, 07/01/24(a)	BRL	9,000	1,363,962
Brazil Notas do Tesouro Nacional
Series F, 10.00%, 01/01/23	BRL	14,557	2,869,366
Series F, 10.00%, 01/01/25	BRL	12,399	2,464,828
Series F, 10.00%, 01/01/27	BRL	12,193	2,425,340
Series F, 10.00%, 01/01/29	BRL	9,263	1,842,526
Series F, 10.00%, 01/01/31	BRL	5,000	985,562
Brazilian Government International Bond
8.50%, 01/05/24	BRL	500	97,052
10.25%, 01/10/28	BRL	1,420	288,577
			22,259,490
Chile — 4.4%
Bonos de la Tesoreria de la Republica en pesos
2.30%, 10/01/28(b)(c)	CLP	610,000	705,215
2.50%, 03/01/25	CLP	4,290,000	5,526,118
4.00%, 03/01/23(b)(c)	CLP	1,180,000	1,597,703
4.50%, 03/01/26	CLP	2,550,000	3,476,778
4.70%, 09/01/30(b)(c)	CLP	2,305,000	3,101,296
5.00%, 10/01/28(b)(c)	CLP	530,000	723,686
5.00%, 03/01/35	CLP	3,135,000	4,197,741
6.00%, 01/01/43	CLP	2,380,000	3,505,756
			22,834,293
China — 14.5%
China Government Bond
1.99%, 04/09/25	CNY	28,540	4,316,009
2.36%, 07/02/23	CNY	22,070	3,409,997
2.68%, 05/21/30	CNY	37,290	5,648,632
2.84%, 04/08/24	CNY	4,420	689,745
2.85%, 06/04/27	CNY	29,490	4,577,849
2.88%, 11/05/23	CNY	22,620	3,532,140
2.94%, 10/17/24	CNY	20,370	3,188,712
3.02%, 10/22/25	CNY	28,590	4,490,589
3.03%, 03/11/26	CNY	8,790	1,381,788
3.12%, 12/05/26	CNY	24,520	3,870,733
3.13%, 11/21/29	CNY	28,340	4,447,328
3.19%, 04/11/24	CNY	25,880	4,076,635
3.22%, 12/06/25	CNY	19,120	3,026,167
3.25%, 06/06/26	CNY	24,290	3,857,710
3.25%, 11/22/28	CNY	24,250	3,857,984
3.27%, 11/19/30	CNY	30,670	4,899,437
3.28%, 12/03/27	CNY	26,500	4,225,652
3.29%, 10/18/23	CNY	12,620	1,990,518
3.29%, 05/23/29	CNY	33,540	5,333,273
3.72%, 04/12/51	CNY	5,840	952,511
3.81%, 09/14/50	CNY	20,930	3,431,153
			75,204,562
Colombia — 4.2%
Colombia Government International Bond, 9.85%, 06/28/27	COP	745,000	227,349
Colombian TES
Series B, 5.75%, 11/03/27	COP	6,705,500	1,660,813
Series B, 6.00%, 04/28/28	COP	11,810,200	2,930,014
Series B, 6.25%, 11/26/25	COP	6,352,200	1,668,149
Series B, 6.25%, 07/09/36	COP	2,450,400	543,915
		Par
Security		(000)	Value

Colombia (continued)
Series B, 7.00%, 05/04/22	COP	7,868,900	$2,096,277
Series B, 7.00%, 06/30/32	COP	8,141,500	2,036,005
Series B, 7.25%, 10/18/34	COP	10,119,600	2,525,464
Series B, 7.25%, 10/26/50	COP	4,503,300	1,044,190
Series B, 7.50%, 08/26/26	COP	10,511,900	2,869,494
Series B, 7.75%, 09/18/30	COP	7,124,300	1,920,511
Series B, 10.00%, 07/24/24	COP	8,589,100	2,520,030
			22,042,211
Czech Republic — 4.4%
Czech Republic Government Bond
0.05%, 11/29/29	CZK	13,580	553,336
0.25%, 02/10/27	CZK	51,150	2,205,539
0.45%, 10/25/23(c)	CZK	37,560	1,709,106
0.95%, 05/15/30(c)	CZK	44,610	1,951,512
1.00%, 06/26/26(c)	CZK	47,400	2,138,648
1.20%, 03/13/31	CZK	35,210	1,562,589
2.00%, 10/13/33	CZK	49,240	2,347,614
2.40%, 09/17/25(c)	CZK	45,160	2,168,258
2.50%, 08/25/28(c)	CZK	46,550	2,289,733
2.75%, 07/23/29	CZK	41,940	2,110,768
4.20%, 12/04/36(c)	CZK	20,390	1,242,443
4.70%, 09/12/22(c)	CZK	26,620	1,295,832
5.70%, 05/25/24(c)	CZK	24,720	1,289,102
			22,864,480
Dominican Republic — 4.4%
Dominican Republic International Bond
8.90%, 02/15/23(c)	DOP	436,850	8,047,816
9.75%, 06/05/26(c)	DOP	751,800	15,007,333
			23,055,149
Hungary — 4.4%
Hungary Government Bond
1.00%, 11/26/25	HUF	501,630	1,590,832
1.50%, 08/23/23	HUF	293,560	977,114
1.50%, 04/22/26	HUF	447,850	1,445,276
1.75%, 10/26/22	HUF	260,890	873,384
2.00%, 05/23/29	HUF	218,880	710,946
2.25%, 04/20/33	HUF	358,590	1,118,517
2.50%, 10/24/24	HUF	421,210	1,419,574
2.75%, 12/22/26	HUF	460,210	1,574,358
3.00%, 06/26/24	HUF	388,310	1,328,417
3.00%, 10/27/27	HUF	420,280	1,458,342
3.00%, 08/21/30	HUF	518,860	1,804,302
3.00%, 10/27/38	HUF	313,800	1,013,103
3.25%, 10/22/31	HUF	590,410	2,081,051
5.50%, 06/24/25	HUF	491,850	1,839,371
6.00%, 11/24/23	HUF	368,890	1,343,283
6.75%, 10/22/28	HUF	293,660	1,264,827
7.00%, 06/24/22	HUF	244,730	853,817
			22,696,514
Indonesia — 4.5%
Indonesia Treasury Bond
5.50%, 04/15/26	IDR	16,486,000	1,153,593
5.63%, 05/15/23	IDR	6,893,000	488,527
6.13%, 05/15/28	IDR	9,215,000	643,537
6.25%, 06/15/36	IDR	5,099,000	349,041
6.50%, 06/15/25	IDR	13,233,000	964,396
6.50%, 02/15/31	IDR	21,130,000	1,477,822
6.63%, 05/15/33	IDR	6,152,000	424,313
7.00%, 05/15/22	IDR	13,919,000	988,887

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Indonesia (continued)
7.00%, 05/15/27	IDR	15,733,000	$1,164,541
7.00%, 09/15/30	IDR	14,496,000	1,049,926
7.50%, 08/15/32	IDR	8,278,000	609,868
7.50%, 06/15/35	IDR	8,675,000	629,653
7.50%, 05/15/38	IDR	12,212,000	879,011
7.50%, 04/15/40	IDR	10,561,000	764,919
8.13%, 05/15/24	IDR	6,779,000	513,493
8.25%, 05/15/29	IDR	8,969,000	699,225
8.25%, 06/15/32	IDR	8,396,000	651,651
8.25%, 05/15/36	IDR	10,734,000	824,579
8.38%, 03/15/24	IDR	11,834,000	897,216
8.38%, 09/15/26	IDR	10,796,000	845,764
8.38%, 03/15/34	IDR	12,247,000	953,509
8.38%, 04/15/39	IDR	10,957,000	849,286
8.75%, 05/15/31	IDR	10,916,000	881,205
9.00%, 03/15/29	IDR	15,709,000	1,270,840
9.50%, 07/15/31	IDR	5,720,000	479,551
10.50%, 08/15/30	IDR	3,789,000	333,380
11.00%, 09/15/25	IDR	2,856,000	239,440
Perusahaan Penerbit SBSN Indonesia
6.63%, 10/15/24	IDR	11,181,000	814,900
8.25%, 09/15/23	IDR	8,832,000	653,330
8.88%, 11/15/31	IDR	8,608,000	692,050
			23,187,453
Malaysia — 4.5%
Malaysia Government Bond
2.63%, 04/15/31	MYR	1,450	327,615
3.48%, 03/15/23	MYR	3,901	947,009
3.48%, 06/14/24	MYR	2,256	552,266
3.50%, 05/31/27	MYR	4,190	1,024,662
3.73%, 06/15/28	MYR	4,532	1,121,690
3.76%, 04/20/23	MYR	1,950	476,156
3.76%, 05/22/40	MYR	3,116	715,222
3.80%, 08/17/23	MYR	1,841	452,070
3.83%, 07/05/34	MYR	4,509	1,068,548
3.89%, 08/15/29	MYR	5,123	1,273,215
3.90%, 11/30/26	MYR	2,291	576,537
3.90%, 11/16/27	MYR	3,857	965,215
3.91%, 07/15/26	MYR	2,769	692,746
3.96%, 09/15/25	MYR	5,632	1,406,506
4.06%, 09/30/24	MYR	1,945	485,040
4.07%, 06/15/50	MYR	2,159	498,309
4.18%, 07/15/24	MYR	2,543	634,545
4.25%, 05/31/35	MYR	2,056	515,340
4.76%, 04/07/37	MYR	3,424	892,106
Malaysia Government Investment Issue
3.15%, 05/15/23	MYR	2,423	585,912
3.42%, 09/30/27	MYR	4,123	998,905
3.45%, 07/15/36	MYR	2,694	604,152
3.47%, 10/15/30	MYR	3,334	800,110
3.66%, 10/15/24	MYR	2,709	668,263
3.73%, 03/31/22	MYR	979	234,832
3.73%, 03/31/26	MYR	2,700	670,553
3.95%, 04/14/22	MYR	2,227	535,487
4.09%, 11/30/23	MYR	2,600	644,794
4.13%, 08/15/25	MYR	2,835	711,366
4.13%, 07/09/29	MYR	3,126	787,655
4.26%, 07/26/27	MYR	2,796	708,012
		Par
Security		(000)	Value

Malaysia (continued)
4.37%, 10/31/28	MYR	2,392	$612,191
			23,187,029
Mexico — 4.5%
Mexican Bonos
Series M, 5.75%, 03/05/26	MXN	53,162	2,595,488
Series M, 6.50%, 06/09/22	MXN	34,823	1,766,287
Series M, 6.75%, 03/09/23	MXN	30,700	1,568,293
Series M, 7.75%, 05/29/31	MXN	26,237	1,399,143
Series M, 7.75%, 11/23/34	MXN	16,000	847,221
Series M, 7.75%, 11/13/42	MXN	26,640	1,360,862
Series M, 8.00%, 12/07/23	MXN	42,815	2,247,431
Series M, 8.00%, 09/05/24	MXN	28,904	1,526,437
Series M, 8.00%, 11/07/47	MXN	21,418	1,116,276
Series M 20, 7.50%, 06/03/27	MXN	45,551	2,383,377
Series M 20, 8.50%, 05/31/29	MXN	34,040	1,883,717
Series M 20, 10.00%, 12/05/24	MXN	41,083	2,299,857
Series M 30, 8.50%, 11/18/38	MXN	35,105	1,926,669
Series M 30, 10.00%, 11/20/36	MXN	5,223	327,723
			23,248,781
Peru — 3.9%
Peru Government Bond
5.35%, 08/12/40	PEN	6,251	1,224,791
5.40%, 08/12/34	PEN	8,132	1,692,413
5.70%, 08/12/24	PEN	5,377	1,409,215
5.94%, 02/12/29	PEN	11,209	2,870,725
6.15%, 08/12/32	PEN	12,380	3,000,286
6.35%, 08/12/28	PEN	10,101	2,670,629
6.90%, 08/12/37	PEN	9,834	2,356,930
6.95%, 08/12/31	PEN	9,949	2,571,838
8.20%, 08/12/26	PEN	9,104	2,674,454
			20,471,281
Philippines — 4.4%
Philippine Government International Bond
3.90%, 11/26/22	PHP	362,000	7,281,492
6.25%, 01/14/36	PHP	662,000	15,574,846
			22,856,338
Poland — 4.4%
Republic of Poland Government Bond
0.25%, 10/25/26	PLN	2,760	683,756
0.75%, 04/25/25	PLN	5,675	1,476,192
1.25%, 10/25/30	PLN	5,954	1,503,082
2.25%, 04/25/22	PLN	6,242	1,647,191
2.25%, 10/25/24	PLN	5,569	1,519,654
2.50%, 01/25/23	PLN	6,866	1,841,603
2.50%, 04/25/24	PLN	5,252	1,436,342
2.50%, 07/25/26	PLN	8,412	2,336,145
2.50%, 07/25/27	PLN	5,720	1,596,879
2.75%, 04/25/28	PLN	6,014	1,713,830
2.75%, 10/25/29	PLN	8,320	2,381,107
3.25%, 07/25/25	PLN	5,958	1,692,521
4.00%, 10/25/23	PLN	5,596	1,569,466
5.75%, 09/23/22	PLN	5,053	1,397,054
			22,794,822
Romania — 4.4%
Romania Government Bond
3.25%, 04/29/24	RON	6,335	1,549,552
3.40%, 03/08/22	RON	4,470	1,086,058
3.50%, 12/19/22	RON	5,135	1,256,761
3.65%, 07/28/25	RON	5,715	1,417,437

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

		Par
Security		(000)	Value

Romania (continued)
3.65%, 09/24/31	RON	5,690	$1,362,733
3.70%, 11/25/24	RON	4,785	1,189,872
4.00%, 10/25/23	RON	6,105	1,517,965
4.15%, 01/26/28	RON	5,735	1,450,623
4.25%, 06/28/23	RON	4,670	1,162,695
4.40%, 09/25/23	RON	5,735	1,436,469
4.50%, 06/17/24	RON	5,675	1,437,638
4.75%, 02/24/25	RON	5,420	1,391,123
4.85%, 04/22/26	RON	6,040	1,570,321
5.00%, 02/12/29	RON	5,810	1,544,811
5.80%, 07/26/27	RON	6,480	1,783,630
5.85%, 04/26/23	RON	5,780	1,473,468
			22,631,156
Russia — 4.5%
Russian Federal Bond - OFZ
4.50%, 07/16/25	RUB	93,143	1,180,464
5.70%, 05/17/28	RUB	86,673	1,116,240
6.00%, 10/06/27	RUB	98,797	1,303,908
6.10%, 07/18/35	RUB	79,734	1,013,074
6.50%, 02/28/24	RUB	76,344	1,039,307
6.90%, 05/23/29	RUB	82,175	1,134,640
7.00%, 01/25/23	RUB	31,480	432,425
7.00%, 08/16/23	RUB	56,605	777,493
7.05%, 01/19/28	RUB	62,206	864,784
7.10%, 10/16/24	RUB	63,146	874,528
7.15%, 11/12/25	RUB	99,818	1,391,076
7.25%, 05/10/34	RUB	91,831	1,295,512
7.40%, 12/07/22	RUB	66,524	919,401
7.40%, 07/17/24	RUB	67,739	943,759
7.60%, 07/20/22	RUB	67,222	928,285
7.65%, 04/10/30	RUB	92,124	1,334,911
7.70%, 03/23/33	RUB	95,629	1,397,414
7.70%, 03/16/39	RUB	73,804	1,087,569
7.75%, 09/16/26	RUB	81,116	1,161,871
7.95%, 10/07/26	RUB	80,104	1,155,217
8.15%, 02/03/27	RUB	74,310	1,084,866
8.50%, 09/17/31	RUB	58,340	897,380
			23,334,124
Serbia — 4.3%
Serbia Treasury Bonds
4.50%, 01/11/26	RSD	769,830	8,468,013
4.50%, 08/20/32	RSD	643,390	7,125,878
5.88%, 02/08/28	RSD	574,780	6,982,781
			22,576,672
South Africa — 4.4%
Republic of South Africa Government Bond
6.25%, 03/31/36	ZAR	23,292	1,121,509
6.50%, 02/28/41	ZAR	13,465	612,438
7.00%, 02/28/31	ZAR	20,060	1,179,525
7.75%, 02/28/23	ZAR	18,939	1,345,810
8.00%, 01/31/30	ZAR	45,015	2,921,040
8.25%, 03/31/32	ZAR	29,582	1,841,983
8.50%, 01/31/37	ZAR	32,135	1,873,363
8.75%, 01/31/44	ZAR	27,703	1,592,825
8.75%, 02/28/48	ZAR	53,092	3,047,667
8.88%, 02/28/35	ZAR	31,876	1,973,105
9.00%, 01/31/40	ZAR	21,153	1,263,616
10.50%, 12/21/26	ZAR	51,954	4,038,247
			22,811,128
		Par
Security		(000)	Value

Thailand — 4.3%
Thailand Government Bond
0.75%, 06/17/24	THB	21,751	$662,229
0.95%, 06/17/25	THB	32,523	995,891
1.45%, 12/17/24	THB	48,040	1,496,026
1.59%, 12/17/35	THB	11,653	338,773
1.60%, 12/17/29	THB	33,086	1,019,840
1.60%, 06/17/35	THB	20,877	609,606
1.88%, 06/17/22	THB	26,961	826,338
2.00%, 12/17/22	THB	27,311	844,054
2.00%, 12/17/31	THB	12,584	396,942
2.00%, 06/17/42	THB	9,055	263,136
2.13%, 12/17/26	THB	43,802	1,417,203
2.40%, 12/17/23	THB	38,890	1,229,807
2.88%, 12/17/28	THB	33,657	1,142,602
2.88%, 06/17/46	THB	33,526	1,104,210
3.30%, 06/17/38	THB	49,077	1,734,542
3.40%, 06/17/36	THB	38,294	1,364,865
3.63%, 06/16/23	THB	32,884	1,053,757
3.65%, 06/20/31	THB	35,311	1,277,572
3.78%, 06/25/32	THB	43,213	1,576,934
3.85%, 12/12/25	THB	39,622	1,361,319
4.26%, 12/12/37(c)	THB	470	17,928
4.88%, 06/22/29	THB	45,311	1,731,041
			22,464,615
Turkey — 4.5%
Turkey Government Bond
7.10%, 03/08/23	TRY	15,359	1,558,959
8.00%, 03/12/25	TRY	13,329	1,200,658
8.50%, 09/14/22	TRY	8,938	963,218
9.00%, 07/24/24	TRY	16,494	1,593,454
10.40%, 03/20/24	TRY	6,649	675,079
10.50%, 08/11/27	TRY	17,375	1,577,483
10.60%, 02/11/26	TRY	22,991	2,195,141
10.70%, 08/17/22	TRY	11,293	1,249,789
11.00%, 03/02/22	TRY	13,249	1,511,858
11.00%, 02/24/27	TRY	14,953	1,404,566
11.70%, 11/13/30	TRY	22,132	2,033,013
12.20%, 01/18/23	TRY	19,101	2,112,762
12.40%, 03/08/28	TRY	9,151	904,131
12.60%, 10/01/25	TRY	26,077	2,697,140
16.20%, 06/14/23	TRY	14,877	1,716,611
			23,393,862
Uruguay — 4.5%
Uruguay Government International Bond
8.25%, 05/21/31	UYU	567,540	13,119,574
8.50%, 03/15/28(c)	UYU	427,563	10,152,406
			23,271,980
Total Foreign Government Obligations — 97.7%
(Cost: $524,866,364)			507,185,940

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	200	$200,000

Total Short-Term Investments — 0.0%
(Cost: $200,000)		200,000

Total Investments in Securities — 97.7%
(Cost: $525,066,364)		507,385,940

Other Assets, Less Liabilities — 2.3%		11,838,605

Net Assets — 100.0%		$519,224,545

(a)	Zero-coupon bond.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$290,000	$—	$(90,000	)(a)	$—	$—	$200,000	200	$205	$—

(a)     Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Foreign Government Obligations	$—	$507,185,940	$—	$507,185,940
Money Market Funds	200,000	—	—	200,000
	$200,000	$507,185,940	$—	$507,385,940

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan EM Local Currency Bond ETF
July 31, 2021

Currency Abbreviations

BRL	Brazilian Real	PLN	Polish Zloty
CLP	Chilean Peso	RON	Romanian Leu
CNY	Chinese Yuan	RSD	Serbian Dinar
COP	Colombian Peso	RUB	Russian Ruble
CZK	Czech Koruna	THB	Thai Baht
DOP	Dominican Peso	TRY	Turkish Lira
HUF	Hungarian Forint	UYU	Uruguayan Peso
IDR	Indonesian Rupiah	ZAR	South African Rand
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peru Nuevo Sol
PHP	Philippine Peso